Income Tax Expense - Schedule of Income Tax Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax on profit for the year
Current year	₩ 37,459	₩ 27,932	₩ 29,903
Adjustments recognized related to prior period incomes	0	0	1,647
Deferred tax expense
Change in net deferred tax assets	(742)	(1,108)	1,871
Income tax expense	₩ 36,717	₩ 26,824	₩ 33,421